SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 11) (USD $)	1 Months Ended					1 Months Ended	12 Months Ended	1 Months Ended								1 Months Ended
	Apr. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 New accounting standard for acquisition costs	Dec. 31, 2010 New accounting standard for acquisition costs	Apr. 30, 2009 Total AIG Shareholders' Equity New Accounting Pronouncement - Other-than-temporary Impairments	Dec. 31, 2009 Total AIG Shareholders' Equity New Accounting Pronouncement - Other-than-temporary Impairments	Apr. 30, 2009 Retained Earnings (Accumulated Deficit) New Accounting Pronouncement - Other-than-temporary Impairments	Apr. 30, 2009 Retained Earnings (Accumulated Deficit) New accounting standard for acquisition costs	Apr. 30, 2009 Accumulated Other Comprehensive Income (Loss) New Accounting Pronouncement - Other-than-temporary Impairments	Apr. 30, 2009 Accumulated Other Comprehensive Income (Loss) New accounting standard for acquisition costs	Jan. 02, 2009 Increases (decreases) from previously reported amounts New Accounting Pronouncement - Instrument or Embedded Feature Indexed to Stock	Apr. 02, 2009 Increases (decreases) from previously reported amounts New Accounting Pronouncement - Other-than-temporary Impairments	Dec. 31, 2011 Increases (decreases) from previously reported amounts New accounting standard for acquisition costs	Dec. 31, 2010 Increases (decreases) from previously reported amounts New accounting standard for acquisition costs	Apr. 30, 2009 Increases (decreases) from previously reported amounts Retained Earnings (Accumulated Deficit)	Apr. 30, 2009 Increases (decreases) from previously reported amounts Accumulated Other Comprehensive Income (Loss)
Components of the change in AIG shareholders equity due to the adoption of the new accounting standard for other-than-temporary
Net effect on the increase in amortized cost of available for sale fixed maturity securities								$ 16,100,000,000		$ (16,100,000,000)
Net effect on related DAC, SIA and other insurance balances								(1,800,000,000)		1,800,000,000
Net effect of deferred income tax assets						2,500,000,000		(2,500,000,000)		5,000,000,000
Net effect on equity due to change in accounting	2,500,000,000					2,500,000,000	2,500,000,000	11,800,000,000	200,000,000	(9,300,000,000)	(200,000,000)					12,000,000,000	(9,500,000,000)
Change in accounting
Retained earnings (accumulated deficit)		10,774,000,000	(9,848,000,000)	10,774,000,000	(9,848,000,000)							15,000,000		(3,558,000,000)	(6,382,000,000)
Additional paid-in capital		81,787,000,000	9,683,000,000									(91,000,000)
Amortized cost of fixed maturity securities													$ 16,000,000,000